Hotchkis & Wiley High Yield Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 87.2%		Par	Value
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)		$5,291,000	$5,144,195

Aerospace & Defense - 1.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)		2,980,000	3,096,700
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)		2,408,000	2,651,314
TransDigm, Inc.
7.13%, 12/01/2031 (a)		1,854,000	1,936,206
6.75%, 01/31/2034 (a)		5,772,000	5,972,138
			13,656,358

Auto Parts & Equipment - 3.1%
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (a)		3,606,000	3,784,739
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028 (f)		3,897,000	3,911,033
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)		3,815,000	3,970,354
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031		2,743,000	2,578,920
Phinia Holdings Jersey Ltd., 5.00%, 10/01/2025 (a)		1,596,000	1,596,000
Phinia, Inc., 6.63%, 10/15/2032 (a)		3,808,000	3,928,020
ZF North America Capital, Inc., 6.88%, 04/23/2032 (a)		4,288,000	4,108,319
			23,877,385

Automakers - 0.6%
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (a)		4,352,000	4,661,377

Banking - 3.8%
BNP Paribas SA, 7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual (a)		5,756,000	6,014,139
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual (a)		4,522,000	4,685,195
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual		3,752,000	3,870,740
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual		5,844,000	6,031,129
Rocket Cos., Inc., 6.38%, 08/01/2033 (a)		3,762,000	3,887,515
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029		1,945,000	2,051,347
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031		3,489,000	3,439,294
			29,979,359

Brokerage - 0.5%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)		3,853,000	3,969,039

Building & Construction - 2.0%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)		3,957,000	4,142,821
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (a)		3,807,000	3,574,030
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)		4,353,000	4,221,640
LGI Homes, Inc., 7.00%, 11/15/2032 (a)		4,108,000	4,015,570
			15,954,061

Building Materials - 2.6%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)		3,918,000	3,869,894
Knife River Corp., 7.75%, 05/01/2031 (a)		3,126,000	3,284,804
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)		3,782,000	3,934,977
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (a)		3,901,000	3,966,295
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)		5,348,000	5,492,642
			20,548,612

Cable & Satellite TV - 5.8%
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)		1,770,000	1,842,462
Block Communications, Inc., 4.88%, 03/01/2028 (a)		4,808,000	4,608,805
Cable One, Inc., 4.00%, 11/15/2030 (a)		5,702,000	4,836,610
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)		5,556,000	5,523,145
4.75%, 02/01/2032 (a)		13,275,000	12,287,563
CSC Holdings LLC
11.75%, 01/31/2029 (a)		2,414,000	2,031,548
5.75%, 01/15/2030 (a)		11,102,000	4,239,966
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)		925,000	924,661
DISH DBS Corp., 7.75%, 07/01/2026		973,000	965,042
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)		3,200,000	3,195,069
Ziggo BV, 4.88%, 01/15/2030 (a)		5,428,000	5,128,004
			45,582,875

Chemicals - 6.1%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/2031 (a)		2,752,000	2,882,636
Celanese US Holdings LLC, 6.75%, 04/15/2033		3,951,000	3,936,800
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)		2,741,000	2,752,128
INEOS Finance PLC, 7.50%, 04/15/2029 (a)		3,846,000	3,746,571
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)		4,281,000	4,243,795
NOVA Chemicals Corp., 7.00%, 12/01/2031 (a)		4,397,000	4,636,342
Olin Corp., 6.63%, 04/01/2033 (a)		5,962,000	6,000,205
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)		3,538,000	3,793,153
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (a)		3,892,000	3,892,091
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC (a)		7,003,420	2,696,317
WR Grace Holdings LLC
5.63%, 08/15/2029 (a)		7,708,000	7,170,658
6.63%, 08/15/2032 (a)		1,947,000	1,926,372
			47,677,068

Consumer/Commercial/Lease Financing - 1.8%
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)		5,787,000	5,896,085
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)		3,919,000	3,932,853
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (a)		3,697,000	3,822,188
			13,651,126

Consumer-Products - 0.5%
Winnebago Industries, Inc., 6.25%, 07/15/2028 (a)		3,928,000	3,925,829

Diversified Capital Goods - 1.4%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)		3,674,000	3,781,277
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)		3,762,000	3,820,341
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)		3,658,000	3,703,835
			11,305,453

Electric-Generation - 1.0%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)		3,734,000	3,857,224
NRG Energy, Inc., 6.25%, 11/01/2034 (a)		3,581,000	3,673,089
			7,530,313

Electric-Integrated - 0.5%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)		3,877,000	3,913,123

Electronics - 0.5%
Sensata Technologies, Inc., 6.63%, 07/15/2032 (a)		3,681,000	3,813,343

Energy - Exploration & Production - 3.4%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)		3,183,000	3,321,909
California Resources Corp., 7.00%, 01/15/2034 (a)(f)		3,135,000	3,115,379
Chord Energy Corp., 6.75%, 03/15/2033 (a)		3,857,000	3,910,279
Civitas Resources, Inc., 8.75%, 07/01/2031 (a)		2,910,000	2,984,965
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)		4,213,000	4,073,171
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (a)		2,247,000	2,229,016
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (a)		4,118,000	4,229,062
Talos Production, Inc., 9.38%, 02/01/2031 (a)		2,566,000	2,674,596
			26,538,377

Environmental - 0.5%
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)		3,598,000	3,735,793

Food - Wholesale - 0.4%
Central Garden & Pet Co., 4.13%, 04/30/2031 (a)		3,363,000	3,142,005

Forestry/Paper - 1.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028 (a)		3,925,000	3,809,512
Mercer International, Inc.
12.88%, 10/01/2028 (a)		784,000	714,464
5.13%, 02/01/2029		4,691,000	3,461,842
			7,985,818

Gaming - 2.1%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (a)		2,658,000	2,596,720
MGM Resorts International, 6.50%, 04/15/2032		4,171,000	4,251,997
Penn Entertainment, Inc., 5.63%, 01/15/2027 (a)		4,150,000	4,150,255
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)		5,963,000	5,548,113
			16,547,085

Gas Distribution - 3.4%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033 (a)		3,320,000	3,605,055
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033		3,494,000	3,657,271
Golar LNG Ltd., 7.50%, 10/02/2030 (a)(f)		3,128,000	3,101,555
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)		3,733,000	3,776,045
ITT Holdings LLC, 6.50%, 08/01/2029 (a)		2,538,000	2,497,010
Rockies Express Pipeline LLC, 6.75%, 03/15/2033 (a)		3,646,000	3,810,307
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)		5,519,000	6,232,790
			26,680,033

Health Facilities - 1.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)		3,906,000	4,060,049
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034 (a)		4,679,000	4,799,484
Concentra Health Services, Inc., 6.88%, 07/15/2032 (a)		3,610,000	3,753,071
			12,612,604

Health Services - 1.0%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)		6,123,000	5,954,618
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)		1,815,000	1,908,051
			7,862,669

Hotels - 1.2%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (a)		5,869,000	5,846,342
Park Intermediate Holdings LLC /PK Domestic Property LLC /PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)		3,920,000	3,825,103
			9,671,445

Insurance Brokerage - 2.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)		3,290,000	3,401,920
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)		3,992,000	3,882,423
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)		2,273,000	2,360,278
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/2033 (a)		3,132,000	3,117,540
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)		2,616,000	2,647,238
USI, Inc./NY, 7.50%, 01/15/2032 (a)		3,910,000	4,105,220
			19,514,619

Investments & Miscellaneous Financial Services - 1.5%
Armor Holdco, Inc., 8.50%, 11/15/2029 (a)		3,966,000	3,960,709
Osaic Holdings, Inc., 8.00%, 08/01/2033 (a)		4,205,000	4,361,624
WEX, Inc., 6.50%, 03/15/2033 (a)		3,195,000	3,265,571
			11,587,904

Leisure - 0.5%
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)		3,860,000	3,936,872

Machinery - 1.6%
Arcosa, Inc., 6.88%, 08/15/2032 (a)		3,670,000	3,836,317
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)		4,210,000	4,414,618
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)		4,195,000	4,111,394
			12,362,329

Media - Broadcast - 1.6%
CMG Media Corp., 8.88%, 12/15/2027 (a)		2,132,000	1,953,445
EW Scripps Co., 9.88%, 08/15/2030 (a)		3,901,000	3,665,236
Gray Media, Inc.
10.50%, 07/15/2029 (a)		1,763,000	1,907,709
5.38%, 11/15/2031 (a)		6,306,000	4,741,371
			12,267,761

Media - Services - 0.3%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)		2,392,000	2,312,104

Medical Products - 2.3%
Grifols SA, 4.75%, 10/15/2028 (a)		4,331,000	4,210,954
Insulet Corp., 6.50%, 04/01/2033 (a)		3,774,000	3,926,968
Medline Borrower LP, 5.25%, 10/01/2029 (a)		3,111,000	3,086,402
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)		2,934,000	3,012,205
Varex Imaging Corp., 7.88%, 10/15/2027 (a)		3,778,000	3,858,486
			18,095,015

Metals/Mining Excluding Steel - 0.5%
Kaiser Aluminum Corp., 4.50%, 06/01/2031 (a)		3,925,000	3,702,415

Oil Field Equipment & Services - 5.6%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028 (a)		4,094,703	4,077,375
Enerflex Ltd., 9.00%, 10/15/2027 (a)		3,186,000	3,255,060
Kodiak Gas Services LLC, 6.75%, 10/01/2035 (a)		3,873,000	3,979,048
Noble Finance II LLC, 8.00%, 04/15/2030 (a)		5,240,000	5,427,613
SESI LLC, 7.88%, 09/30/2030 (a)		2,936,000	2,938,202
Transocean International Ltd., 8.75%, 02/15/2030 (a)		2,149,500	2,263,286
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (a)		1,759,050	1,762,583
Valaris Ltd., 8.38%, 04/30/2030 (a)		4,256,000	4,420,066
WBI Operating LLC, 6.50%, 10/15/2033 (a)		4,844,000	4,837,945
Weatherford International Ltd.
8.63%, 04/30/2030 (a)		4,770,000	4,879,500
6.75%, 10/15/2033 (a)(f)		5,859,000	5,866,737
			43,707,415

Oil Refining & Marketing - 1.7%
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)		964,000	1,018,955
International Petroleum Corp., 7.50%, 10/10/2030 (f)		1,954,000	1,954,000
Parkland Corp., 6.63%, 08/15/2032 (a)		3,663,000	3,766,359
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030 (a)		1,975,000	2,071,542
7.88%, 09/15/2030 (a)		4,197,000	4,147,429
			12,958,285

Packaging - 2.5%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)		3,830,000	3,904,187
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)		3,826,000	3,927,753
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (a)		3,384,000	3,555,122
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)		2,949,000	3,148,349
12.25%, 01/15/2031 (a)		769,000	833,047
Veritiv Operating Co., 10.50%, 11/30/2030 (a)		3,860,000	4,147,485
			19,515,943

Personal & Household Products - 1.0%
Energizer Holdings, Inc., 6.00%, 09/15/2033 (a)		3,924,000	3,842,673
Scotts Miracle-Gro Co., 4.38%, 02/01/2032		4,147,000	3,834,475
			7,677,148

Pharmaceuticals - 1.8%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)		2,234,000	2,291,731
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)		3,218,000	3,357,782
Harrow, Inc., 8.63%, 09/15/2030 (a)		3,070,000	3,194,719
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031 (a)		4,634,000	4,063,295
7.88%, 05/15/2034 (a)		1,442,000	1,337,672
			14,245,199

Printing & Publishing - 0.6%
Cimpress PLC, 7.38%, 09/15/2032 (a)		4,648,000	4,637,610

Real Estate Development & Management - 0.5%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (a)		3,489,000	3,726,643

Recreation & Travel - 2.0%
Boyne USA, Inc., 4.75%, 05/15/2029 (a)		3,809,000	3,739,519
Carnival Corp., 6.13%, 02/15/2033 (a)		9,453,000	9,695,621
Motion Bondco DAC, 6.63%, 11/15/2027 (a)		1,998,000	1,957,517
			15,392,657

Reinsurance - 0.1%
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045 (a)		875,000	916,513

REITs - 0.8%
Rithm Capital Corp., 8.00%, 04/01/2029 (a)		2,416,000	2,474,798
Service Properties Trust, 8.63%, 11/15/2031 (a)		3,513,000	3,742,993
			6,217,791

Restaurants - 0.9%
Papa John's International, Inc., 3.88%, 09/15/2029 (a)		3,498,000	3,359,962
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)		3,484,000	3,661,663
			7,021,625

Software/Services - 4.6%
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)		3,641,000	3,865,428
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)		7,073,000	6,241,966
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)		4,075,000	4,096,561
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)		3,543,000	3,714,095
Sonic Automotive, Inc., 4.88%, 11/15/2031 (a)		4,065,000	3,890,070
Titan International, Inc., 7.00%, 04/30/2028		3,870,000	3,877,883
UKG, Inc., 6.88%, 02/01/2031 (a)		3,489,000	3,602,706
Virtusa Corp., 7.13%, 12/15/2028 (a)		2,518,000	2,469,202
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)		3,868,000	3,864,653
			35,622,564

Specialty Retail - 0.8%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (a)		2,268,000	2,414,599
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)		3,443,000	3,630,299
			6,044,898

Steel Producers/Products - 0.5%
Calderys Financing LLC, 11.25%, 06/01/2028 (a)		3,733,000	3,962,871

Support-Services - 3.0%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)		3,873,000	4,015,526
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)		3,825,000	4,134,420
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)		5,767,000	6,024,768
Sotheby's, 7.38%, 10/15/2027 (a)		1,938,000	1,942,228
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)		2,516,000	2,305,112
ZipRecruiter, Inc., 5.00%, 01/15/2030 (a)		6,145,000	4,952,619
			23,374,673

Technology Hardware & Equipment - 0.8%
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/2031 (a)		3,594,000	3,813,802
Xerox Holdings Corp., 8.88%, 11/30/2029 (a)		4,700,000	2,562,681
			6,376,483

Telecom - Satellite - 1.1%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026 (a)		5,575,000	4,487,875
Upbound Group, Inc., 6.38%, 02/15/2029 (a)		3,895,000	3,849,483
			8,337,358

Telecom - Wireline Integrated & Services - 0.3%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)		2,380,000	2,511,116

Tobacco - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (a)		3,773,000	4,002,021
TOTAL CORPORATE BONDS (Cost $685,248,488)			679,993,177

BANK LOANS - 5.8%		Par	Value
Advertising - 0.4%
AP Core Holdings II LLC, 9.78% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 7/21/2021 - 2/10/2023, Cost $3,062,595) (d)		3,086,098	3,011,831

Building Materials - 0.9%
Covia Holdings LLC, First Lien, 6.95% (3 mo. Term SOFR + 2.75%), 02/26/2032 (d)		3,929,153	3,956,166
Foundation Building Materials, Inc., First Lien, 8.31% (3 mo. Term SOFR + 4.00%), 01/29/2031 (Acquired 1/25/2024 - 1/31/2024, Cost $2,700,230) (d)		2,712,328	2,720,343
			6,676,509

Cable & Satellite TV - 0.0%(e)
Directv Financing LLC, First Lien, 9.57% (3 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 8/17/2022, Cost $104,842) (d)		105,886	106,092

Chemicals - 1.0%
Fortis 333, Inc., First Lien, 7.50% (3 mo. Term SOFR + 3.50%), 04/02/2032 (b)(d)(f)		6,889,733	6,863,896
Mativ Holdings, Inc., 8.03% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 2/23/2021, Cost $1,166,473) (d)		1,178,256	1,172,365
			8,036,261

Machinery - 1.3%
Cleanova US Holdings LLC, 8.81% (1 mo. Term SOFR + 4.75%), 06/14/2032 (d)		5,874,000	5,874,000
TK Elevator US Newco, Inc., First Lien, 7.20% (1 mo. Term SOFR + 3.00%), 04/30/2030 (d)(f)		3,868,584	3,882,569
			9,756,569

Metals/Mining Excluding Steel - 0.2%
Arsenal AIC Parent LLC, First Lien, 6.91% (1 mo. Term SOFR + 2.75%), 08/18/2030 (d)		1,619,001	1,621,025

Oil Field Equipment & Services - 0.1%
Iracore International, Inc., 13.45% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 4/13/2017, Cost $1,162,631) (c)(d)		1,162,631	1,162,631

Oil Refining & Marketing - 0.5%
Par Petroleum LLC, First Lien, 8.03% (3 mo. Term SOFR + 3.75%), 02/28/2030 (Acquired 2/14/2023, Cost $3,657,445) (d)		3,697,263	3,697,651

Personal & Household Products - 0.5%
Journey Personal Care Corp., 7.91% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 2/19/2021, Cost $4,028,408) (d)		4,048,652	4,027,153

Restaurants - 0.5%
Dave & Buster's, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 8/2/2022 - 9/27/2024, Cost $4,142,505) (d)		4,177,306	3,916,225

Support-Services - 0.4%
Summer BC Holdco B SARL, First Lien, 9.26% (3 mo. Term SOFR + 5.00%), 02/15(/2029 (d)(f)		3,337,103	3,298,176
TOTAL BANK LOANS (Cost $45,356,604)			45,310,123

CONVERTIBLE BONDS - 1.4%		Par	Value
Investments & Miscellaneous Financial Services - 0.1%
Euronet Worldwide, Inc., 0.63%, 10/01/2030 (a)		1,161,000	1,108,755

Specialty Retail - 1.3%
Authentic Brands Group LLC, 5.00%, 09/01/2029 (Acquired 7/11/2013 - 7/1/2025, Cost $29,807,664) (c)(d)		10,076,183	10,129,587
TOTAL CONVERTIBLE BONDS (Cost $30,968,664)			11,238,342

COMMON STOCKS - 1.2%		Shares	Value
Advertising - 0.1%
National CineMedia, Inc.		207,497	935,812
National CineMedia, Inc. 5.75% SNR PERP NTS USD (SEC (Acquired 8/17/2023, Cost $0) (c)(d)		6,230,000	0
			935,812

Electronics - 0.1%
Avnet, Inc.		15,129	790,944

Food - Wholesale - 0.1%
Conagra Brands, Inc.		41,026	751,186

Health Care Providers & Services - 0.1%
Elevance Health, Inc.		2,517	813,293

Machinery - 0.1%
Stanley Black & Decker, Inc.		10,222	759,801

Metals/Mining Excluding Steel - 0.0%(e)
Metals Recovery Holdings LLC (Acquired 7/19/2012 - 12/10/2019, Cost $27,352,487) (c)(d)(g)		116,127	38,322

Oil Field Equipment & Services - 0.7%
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $4,753,500) (c)(d)(g)		22,361	5,369,994
TOTAL COMMON STOCKS (Cost $37,171,801)			9,459,352

CONVERTIBLE PREFERRED STOCKS - 0.7%		Shares	Value
Aerospace & Defense - 0.7%
Boeing Co., 6.00%, 10/15/2027 (b)		76,930	5,352,020
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,981,790)			5,352,020

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%		Shares	Value
Hotels - 0.4%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual		142,464	2,877,773
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,984,049)			2,877,773

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (h)		305,522	305,522
JPMorgan US Government Money Market Fund - Class IM, 4.09% (h)		18,111,856	18,111,856
TOTAL MONEY MARKET FUNDS (Cost $18,417,378)			18,417,378

TIME DEPOSITS - 2.0%		Par	Value
Royal Bank of Canada, 3.44%, 10/01/2025 (i)		15,458,907	15,458,907
JPMorgan Chase and Company, 3.44%, 10/01/2025 (i)		24,892	24,892
TOTAL TIME DEPOSITS (Cost $15,483,799)			15,483,799

TOTAL INVESTMENTS - 101.0% (Cost $839,612,573)			788,131,964
Liabilities in Excess of Other Assets - (1.0)%			(7,847,699)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$780,284,265

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $633,280,159 or 81.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $16,700,534 or 2.1% of net assets as of September 30, 2025.

(d)	As of September 30, 2025, the value of these securities total $62,317,108 or 8.0% of the Fund’s net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	Affiliated security as defined by the Investment Company Act of 1940

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2025	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2025	Dividends	September 30, 2025
Iracore Investments Holdings, Inc.	$5,425,226	$-	$-	$-	$(55,232)	$5,369,994	$-	$22,361
Metals Recovery Holdings LLC	69,676	-	-		(31,354)	38,322	31,090	116,127
	$5,494,902	$-	$-	$-	$(86,586)	$5,408,316	$31,090

(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(i)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Hotchkis & Wiley High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$679,993,177	$–	$679,993,177
Bank Loans	–	44,147,492	1,162,631	45,310,123
Convertible Bonds	–	1,108,755	10,129,587	11,238,342
Common Stocks	4,051,036	–	5,408,316	9,459,352
Convertible Preferred Stocks	5,352,020	–	–	5,352,020
Real Estate Investment Trusts - Preferred	2,877,773	–	–	2,877,773
Money Market Funds	18,417,378	–	–	18,417,378
Time Deposits	–	15,483,799	–	15,483,799
Total Investments	$30,698,207	$740,733,223	$16,700,534	$788,131,964

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2025:

	Fair Value at September 30, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Bank Loans	$1,162,631	Market comparable securities	N/A	$100.00	Increase

Convertible Bonds	10,129,587	Market comparable securities	EBIT multiple	19.2x	Increase

Common Stocks	38,322	Estimated recovery value	Probability of asset recovery	$0.00 - $0.60 ($0.60)	Increase
	5,369,994	Market comparable companies	EBIT multiple	10.1x	Increase
Total Common Stocks	5,408,316
	$16,700,534

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2025	$1,162,631	$9,962,745	$5,494,902	$16,620,278
Purchases	-	113,438	-	113,438
Sales	-	-	-	-
Accrued discounts (premiums)	-	-	-	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/depreciation	-	53,404	(86,586)	(33,182)
Transfers into Level 3	-	-	-	-
Balance at September 30, 2025	$1,162,631	$10,129,587	$5,408,316	$16,700,534

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2025	$-	$53,404	$(86,586)	$(33,182)